Non-controlling interests - NCI impact 2023 (Details) € in Millions, R in Millions			1 Months Ended		12 Months Ended
	Apr. 25, 2023 ZAR (R)	Apr. 25, 2023 EUR (€)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 EUR (€)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Disclosure of subsidiaries [line items]
Cash consideration paid by the Group to NCI on voluntary offer					R 0	R (1,009)	R (3,363)
Keliber
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares	R (1,009)	€ (50.2)	R (103)	€ (5.2)		(1,009)
Cash consideration received from rights issue subscription by NCI						1,096
Cash consideration paid by the Group to NCI on voluntary offer						(103)
Net cash received by the Group						993
Net reattribution of equity (accumulated profit and foreign currency translation reserve)						(596)
Increase (decrease) in equity						1,097
Keliber | Equity attributable to owners of Sibanye-Stillwater
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						397
Keliber | Accumulated profit/(loss)
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						463
Keliber | Foreign currency translation reserve
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						(66)
Keliber | Non- controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						700
Keliber | Payment eliminated on consolidation
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares						R 1,009